Supplementary Balance Sheet Information - Other Accounts Receivable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Receivables [Abstract]
Employees	$ 1,360	$ 1,360
Prepaid expenses	14,122	12,832
Deposits in respect of rent and other	3,221	4,042
Israeli Government departments and agencies (mainly value added tax refundable)	5,591	1,717
Advance payments to suppliers	5,299	1,725
Derivative assets	1,319	2,338
Sundry	634	5,822
Accounts Receivable, net	$ 31,546	$ 29,836	[1]

[1]	See Note 1a(ii).